REALIZED GAINS/(LOSSES) ON SALES OF INVESTMENTS, NET	12 Months Ended
Dec. 31, 2018
Realized Investment Gains (Losses) [Abstract]
REALIZED GAINS/(LOSSES) ON SALES OF INVESTMENTS, NET
19.	REALIZED GAINS/(LOSSES) ON SALES OF INVESTMENTS, NET

The gross realized gains on sales of investments are RMB3,185,026, RMB9,024,132 and RMB106,076,664 for the years ended December 31, 2018, 2017 and 2016, respectively. The gross realized losses on sales of investments are nil and RMB20,551,930 and RMB39,198,163 for the years ended December 31, 2018, 2017and 2016, respectively.